Losses per share	12 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Losses per share

19. Losses per share

	Year Ended June 30,
	2018	2017	2016
Losses per share
(in cents)
(a) Basic losses per share
From continuing operations attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)
Total basic losses per share attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)

(b) Diluted losses per share
From continuing operations attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)
Total basic losses per share attributable to the ordinary equity holders of the company	(7.58)	(19.25)	(1.13)

(c) Reconciliation of losses used in calculating losses per share
(in U.S. dollars, in thousands)
Basic losses per share
Losses attributable to the ordinary equity holders of the company used in calculating basic losses per share:
From continuing operations	(35,290)	(76,815)	(4,127)

Diluted losses per share
Losses from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic losses per share	(35,290)	(76,815)	(4,127)
Losses attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(35,290)	(76,815)	(4,127)

	2018 Number	2017 Number	2016 Number
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	465,688,997	399,042,172	364,208,554
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	465,688,997	399,042,172	364,208,554

Options granted to employees (see Note 17) are considered to be potential ordinary shares. These securities have been excluded from the determination of basic losses per shares. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the years ended June 30, 2018, 2017 and 2016. Shares that may be paid as contingent consideration (see Note 13(b)) have also been excluded from basic losses per share. They have also been excluded from the calculation of diluted losses per share because they are anti-dilutive for the years ended June 30, 2018, 2017 and 2016.

The calculations for the years ended June 20, 2018, 2017 and 2016 have been adjusted to reflect the bonus element in the entitlement offer to existing eligible shareholders which occurred during September 2017.